Commitments and Contingencies (Deferred Branding Incentives) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Deferred branding incentives possibility of repayment		$ 1.0
Deferred branding incentives possibility of repayment by branded dealers		0.3
Deferred revenue, noncurrent	$ 1.0	$ 2.0